Significant Accounting Policies - Schedule of unrealized holding loss and fair value of held to maturity securities (Details) - Agrico Acquisition Corp.	Dec. 31, 2021 USD ($)
Significant Accounting Policies (Details) - Schedule of unrealized holding loss and fair value of held to maturity securities [Line Items]
Carrying Value	$ 146,644,675
Gross Unrealized Gains	897
Gross Unrealized Losses	0
Fair Value	146,645,572
US Treasury Securities
Significant Accounting Policies (Details) - Schedule of unrealized holding loss and fair value of held to maturity securities [Line Items]
Carrying Value	146,644,279
Gross Unrealized Gains	897
Gross Unrealized Losses	0
Fair Value	146,645,176
Cash and Cash Equivalents
Significant Accounting Policies (Details) - Schedule of unrealized holding loss and fair value of held to maturity securities [Line Items]
Carrying Value	396
Gross Unrealized Gains	0
Gross Unrealized Losses	0
Fair Value	$ 396